Acquisitions and Divestitures - Fair Value Amounts Allocated to Assets Acquired and Liabilities (Detail) - DHC Corporation - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Business Acquisition [Line Items]
Cash and Cash Equivalents	¥ 101,254
Property under Facility Operations	18,498
Trade Notes, Accounts and Other Receivable	11,117
Inventories	19,097
Office Facilities	17,763
Other Assets and other	203,230
Total Assets	370,959
Short-Term Debt	5,000
Trade Notes, Accounts and Other Payable	13,748
Current and Deferred Income Taxes	33,567
Other Liabilities	18,291
Total Liabilities	70,606
Noncontrolling interests	353
Net	300,000
Prediminary Valuation
Business Acquisition [Line Items]
Cash and Cash Equivalents		¥ 101,254
Property under Facility Operations		18,790
Trade Notes, Accounts and Other Receivable		11,117
Inventories		17,370
Office Facilities		17,316
Other Assets and other		197,840
Total Assets		363,687
Short-Term Debt		5,000
Trade Notes, Accounts and Other Payable		13,748
Current and Deferred Income Taxes		25,472
Other Liabilities		19,114
Total Liabilities		63,334
Noncontrolling interests		353
Net		¥ 300,000
Adjustments
Business Acquisition [Line Items]
Cash and Cash Equivalents	0
Property under Facility Operations	(292)
Trade Notes, Accounts and Other Receivable	0
Inventories	1,727
Office Facilities	447
Other Assets and other	5,390
Total Assets	7,272
Short-Term Debt	0
Trade Notes, Accounts and Other Payable	0
Current and Deferred Income Taxes	8,095
Other Liabilities	(823)
Total Liabilities	7,272
Noncontrolling interests	0
Net	¥ 0